Series | Fidelity Series 1000 Value Index Fund
Fund Summary Fund/Class: Fidelity® Series 1000 Value Index Fund /Fidelity Series 1000 Value Index Fund
Investment Objective
The fund seeks to provide investment results that correspond to the total return of stocks of large capitalization United States companies.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Series Fidelity Series 1000 Value Index Fund Class: Fidelity Series 1000 Value Index Fund
Shareholder fees (fees paid directly from your investment)	none

Annual operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses	Series Fidelity Series 1000 Value Index Fund Class: Fidelity Series 1000 Value Index Fund
Management fee	0.05%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.05%
Total annual operating expenses	0.10%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	Series Fidelity Series 1000 Value Index Fund Class: Fidelity Series 1000 Value Index Fund
1 year	10
3 years	32
5 years	56
10 years	128

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 16% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in common stocks included in the Russell 1000® Value Index, which is a market capitalization-weighted index of companies with large market capitalizations.
  Lending securities to earn income for the fund.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.
Year-by-Year Returns Calendar Year

During the period shown in the chart:	Returns	Quarter ended
Highest Quarter Return	5.06%	June 30, 2014
Lowest Quarter Return	-0.18%	September 30, 2014

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended
December 31, 2014
Average Annual Total Returns Series Fidelity Series 1000 Value Index Fund	Past 1 year	Life of class		Inception Date
Class: Fidelity Series 1000 Value Index Fund Return Before Taxes	13.34%	15.55%	[1]	Nov. 07, 2013
Class: Fidelity Series 1000 Value Index Fund Return After Taxes on Distributions	12.04%	14.31%	[1]	Nov. 07, 2013
Class: Fidelity Series 1000 Value Index Fund Return After Taxes on Distributions and Sale of Fund Shares	8.03%	11.57%	[1]	Nov. 07, 2013
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	13.45%	17.20%	[1]	Nov. 07, 2013
[1]	From November 7, 2013.